LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock price	$ 0.35			$ 0.35
Exercise price	$ 0.46			$ 0.46
Expected life				2 years 6 months
Expected volatility - Minimum	54.00%	54.00%	54.00%	54.00%	53.00%
Expected volatility - Maximum	68.00%	66.00%	68.00%	68.00%	66.00%
Assumed dividend rate	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate - Minimum	0.13%	0.13%	0.13%	0.13%	2.00%
Risk-free interest rate - Maximum	2.97%	2.97%	2.97%	2.97%	4.50%
Minimum [Member]
Stock price	$ 0.08	0.08	$ 0.08	$ 0.08
Exercise price	$ 0.01	0.01	$ 0.01	$ 0.01
Expected life	2 years	2 years	2 years	2 years	2 years 6 months
Maximum [Member]
Stock price	$ 0.50	0.50	$ 0.50	$ 0.50
Exercise price	$ 0.65	0.65	$ 0.65	$ 0.65
Expected life	6 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months	7 years 6 months